Provisions - Development of Total Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Balance at beginning of period	€ 81,804	€ 61,228
Additions	67,869	117,315
Divestment of affiliated companies	2,584	1,024
Foreign currency exchange	(1,749)	757
Remeasurement through OCI	(720)	(1,217)
Consumption	60,176	77,992
Release	7,866	17,264
Balance at end of period	76,578	81,804
Other personnel expenses
Provisions
Balance at beginning of period	32,632	43,654
Additions	34,821	21,823
Divestment of affiliated companies	1,876	219
Foreign currency exchange	(1,217)	477
Consumption	22,342	31,284
Release	2,000	1,820
Balance at end of period	40,018	32,632
Pensions
Provisions
Balance at beginning of period	11,795	14,170
Additions	6,818	3,248
Divestment of affiliated companies	418	12
Foreign currency exchange	(18)	22
Remeasurement through OCI	(720)	(1,217)
Consumption	6,148	2,694
Release		1,721
Balance at end of period	11,309	11,795
Other provisions
Provisions
Balance at beginning of period	12,776	3,404
Additions	25,136	23,785
Divestment of affiliated companies	290	757
Foreign currency exchange	(262)	189
Consumption	16,420	11,723
Release	4,470	2,123
Balance at end of period	16,470	12,776
Reorganization
Provisions
Balance at beginning of period	24,601
Additions	1,094	68,459
Divestment of affiliated companies		36
Foreign currency exchange	(252)	69
Consumption	15,266	32,291
Release	1,396	11,599
Balance at end of period	€ 8,781	€ 24,601